UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05039
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CREDIT SUISSE FIXED INCOME FUND
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Fixed Income Fund

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/1/05 – 10/31/06

Fund & Benchmark	Performance
Common[1]	4.14%
Advisor[1]	3.70%
Class A1,2	3.91%
Class B1,2	3.33%
Class C1,2	3.33%
Lehman Brothers U.S. Aggregate Bond Index[3]	5.19%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales chare of 4.75%, 4.00% and 1.00%, respectively.2

Market Overview:

Throughout the period the Federal Reserve (Fed) took decisive action in their determination to manage the threat of inflation by tightening monetary policy. The Fed fund rate rose from 1% to 5.25% over an eighteen-month period. Overall, central bank transparency reduced uncertainty in the markets, sending volatility to an all time low. In terms of market activity, the period can be broken down into four very different quarters. During the 4th quarter of 2005, markets corrected on stronger-than-expected data but lower energy prices reduced inflation allowing the market to recover into year-end. First quarter 2006 saw another large correction, as global growth came through stronger than expected; this was followed by considerable volatility in second quarter 2006, as the fallout from a sharp sell-off in global equity and emerging assets triggered a "flight to quality." However, with inflation a concern, fundamentals were once again the primary driver and by the end of June, bond markets had more than reversed their earlier declines. Third quarter 2006 saw a strong rally, as drastically weak U.S. housing data signaled a deterioration of global growth prospects. Commodity prices began to cool as a result and with it inflation concerns receded and bond yields fell. Bonds closed the period close to where they started, with most curves flatter in shape, illustrating the market's hope that future inflation will remain low. The credit market also remained firm, as companies continued to report stronger earnings than most investors anticipated at this point in the economic cycle. Stock market returns year-to-date have added significant support to credit spreads and softened any potential widening. However, we believe that issue-specific risk remains high, as there has been a marked rise in mergers and acquisitions activity and leveraged buyout transactions.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Strategic Review:

On the sector allocation front, the Fund overweighted securitized debt and underweighted corporate credit. In the Commercial Mortgage Backed Securities (CMBS) market, real estate fundamentals have improved across all property types. Mortgage backed securities benefited from the steady decline of volatility in the interest-rate market. As a result, we overweighted this sector, in particular in hybrid Adjustable Rate Mortgages (ARMs). A conservative allocation to corporate credits also detracted from performance. However, our focus on short- and intermediate-term high quality credit securities contributed positively.

On the duration side, we positioned the Fund defensively, with an overall shorter-than-benchmark target. We shifted back to a more neutral position against the benchmark during the latter part of 2006.

Outlook:

Please note that on August 16, 2006, the Board of Trustees of the Fund approved, subject to shareholder approval, a Plan of Liquidation, Dissolution and Termination whereby all of the Fund's assets would be liquidated and the Fund would subsequently be dissolved. On December 18, 2006, the Fund's Shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 21, 2006.

Credit Suisse Fixed Income Team

Martha Metcalf

Sheila Huang

Kam T. Poon

Ryan Widener

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Fixed Income Fund1 Common Class shares,
Advisor Class shares and the Lehman Brothers U.S. Aggregate
Bond Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Fixed Income Fund1 Class A shares2, Class B shares2, Class C shares2 and the Lehman Brothers U.S. Aggregate Bond Index3,4 from Inception (7/31/01).

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	2.85%	3.40%	5.21%	6.53%
Advisor Class[6]	2.48%	2.99%	4.87%	4.97%
Class A Without Sales Charge	2.70%	3.19%	—	3.22%
Class A With Maximum Sales Charge	(2.14)%	2.19%	—	2.26%
Class B Without CDSC	1.97%	2.41%	—	2.44%
Class B With Maximum CDSC	(1.95)%	2.41%	—	2.44%
Class C Without CDSC	2.07%	2.41%	—	2.43%
Class C With Maximum CDSC	1.09%	2.41%	—	2.43%

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	4.14%	3.18%	5.07%	6.52%
Advisor Class[6]	3.70%	2.78%	4.73%	4.97%
Class A Without Sales Charge	3.91%	2.96%	—	3.22%
Class A With Maximum Sales Charge	(1.06)%	1.95%	—	2.28%
Class B Without CDSC	3.33%	2.21%	—	2.48%
Class B With Maximum CDSC	(0.63)%	2.21%	—	2.48%
Class C Without CDSC	3.33%	2.19%	—	2.44%
Class C With Maximum CDSC	2.34%	2.19%	—	2.44%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was down 1.06%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 0.63%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was up 2.34%.

3  The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning July 31, 2001 (commencement of operations). For that reason, performance is shown for the period beginning August 1, 2001.

5  Inception date: 8/17/87.

6  Inception date: 7/3/96.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,038.70	$1,038.20	$1,037.90	$1,035.50	$1,035.50
Expenses Paid per $1,000*	$3.60	$5.24	$4.42	$6.82	$6.82
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,021.68	$1,020.06	$1,020.87	$1,018.50	$1,018.50
Expenses Paid per $1,000*	$3.57	$5.19	$4.38	$6.77	$6.77
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	1.02%	0.86%	1.33%	1.33%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Fixed Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	63.6%
AA	0.4%
A	5.8%
BBB	5.3%
BB	0.6%
B	1.8%
CCC	0.3%
Subtotal	77.8%
Short-Term Investments	22.2%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Fixed Income Fund

Schedule of Investments

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (18.3%)
Aerospace & Defense (0.8%)
$670	Goodrich Corp., Rule 144A, Global Notes‡§	(BBB, Baa3)	07/01/16	6.290	$693,697
Automobile Manufacturers (0.9%)
780	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, A3)	03/15/11	5.875	786,496
Banks (0.4%)
310	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A, A1)	03/29/49	6.189	316,820
Chemicals (0.3%)
225	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B3)	05/15/10	10.625	242,438
Diversified Financials (5.7%)
200	American Express Co., Notes (Callable 09/01/16 @ $100.00)§#	(A, A3)	09/01/66	6.800	213,058
485	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	487,790
245	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB, Baa2)	08/15/10	4.750	239,161
210	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	231,525
335	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	328,799
100	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	98,115
185	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	183,697
420	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	01/15/15	5.125	411,273
200	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B-, B2)	02/15/12	10.250	211,250
700	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A, A1)	11/30/35	5.911	705,238
145	John Deere Capital Corp., Series MTN, Notes	(A-, A3)	07/25/11	5.650	147,637
150	JPMorgan Chase & Co., Global Notes§	(A+, Aa3)	03/01/15	4.750	143,180
285	Morgan Stanley, Global Subordinated Notes§	(A, A1)	04/01/14	4.750	273,110
310	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	311,869
495	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	496,899
455	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A-, A2)	08/29/49	5.800	459,445
					4,942,046
Electric (0.5%)
190	Constellation Energy Group, Inc., Notes	(BBB, Baa1)	04/01/07	6.350	190,686
245	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	263,534
					454,220
Healthcare Services (0.2%)
185	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	183,228

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Insurance (2.0%)
$425	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/13	4.250	$400,991
515	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	501,485
205	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A-, A3)	08/25/07	6.850	207,006
610	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A-, A2)	04/15/34	6.600	608,819
					1,718,301
Investment Company (0.4%)
300	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA, Aa1)	01/15/09	5.625	303,383
Lodging (0.4%)
90	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	96,750
205	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B, B2)	03/15/09	11.500	206,538
					303,288
Media (2.1%)
915	Comcast Corp., Company Guaranteed Notes	(BBB+, Baa2)	06/15/16	4.950	859,318
235	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, Ba3)	12/15/11	9.250	247,044
95	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, Caa1)	02/01/13	9.875	102,244
520	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/12	6.875	552,675
					1,761,281
Oil & Gas (1.4%)
95	Enterprise Products Operating LP, Senior Notes	(BB+, Baa3)	06/01/10	4.950	93,466
300	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	308,302
295	Hess Corp., Notes§	(BBB-, Ba1)	08/15/31	7.300	335,569
250	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB, Baa1)	06/15/10	6.690	257,250
245	XTO Energy, Inc., Senior Unsecured Notes	(BBB, Baa2)	06/30/15	5.300	239,090
					1,233,677
Pharmaceuticals (0.2%)
215	Bristol-Myers Squibb Co., Notes§	(A+, A1)	08/15/13	5.250	213,426
Real Estate (0.3%)
265	EOP Operating LP, Notes§	(BBB, Baa2)	10/01/10	4.650	258,036
Retail (0.1%)
105	Home Depot, Inc., Global Senior Unsecured Notes§	(AA, Aa3)	03/01/16	5.400	105,030

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Savings & Loans (0.3%)
$265	Washington Mutual Bank, Global Subordinated Notes	(A-, A3)	01/15/15	5.125	$256,706
Telecommunications (2.0%)
360	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	361,163
210	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	226,275
290	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	297,243
215	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(A-, Baa2)	10/31/13	6.875	219,919
230	SBC Communications, Inc., Global Notes§	(A, A2)	09/15/14	5.100	224,417
105	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	03/15/32	8.750	130,096
245	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	244,398
					1,703,511
Textiles & Apparel (0.3%)
200	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	224,000
TOTAL CORPORATE BONDS (Cost $15,723,328)					15,699,584
ASSET BACKED SECURITIES (0.5%)
297	Countrywide Home Equity Loan Trust, Series 2002-C, Class A#	(AAA, Aaa)	05/15/28	5.560	297,028
17	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7	(AAA, Aaa)	06/25/28	6.465	16,881
157	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA, Aaa)	04/15/29	5.590	156,656
TOTAL ASSET BACKED SECURITIES (Cost $470,409)					470,565
MORTGAGE BACKED SECURITIES (65.1%)
1,896	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA, Aaa)	06/20/36	5.874	1,909,554
6	Fannie Mae Pool #004542	(AAA, Aaa)	12/01/08	12.000	6,571
0	Fannie Mae Pool #524164[1]	(AAA, Aaa)	11/01/29	7.000	34
1,460	Fannie Mae Pool #891477#	(AAA, Aaa)	04/01/36	6.500	1,490,202
3,200	Federal Home Loan Bank Global Bonds^^	(AAA, Aaa)	08/19/11	5.375	3,270,519
1,400	FHLMC TBA	(AAA, Aaa)	11/01/36	5.000	1,352,422
2,700	FHLMC TBA	(AAA, Aaa)	11/01/36	6.500	2,752,102
6,205	FNMA TBA	(AAA, Aaa)	11/01/36	5.000	5,991,703
10,165	FNMA TBA	(AAA, Aaa)	11/01/36	5.500	10,045,085
8,985	FNMA TBA	(AAA, Aaa)	11/01/36	6.000	9,039,050
2,675	FNMA TBA	(AAA, Aaa)	11/01/36	6.500	2,725,783
3,200	Freddie Mac Global Notes^^	(AAA, Aaa)	07/18/11	5.250	3,252,832
3,055	Ginnie Mae Pool #521331^^#	(AAA, Aaa)	05/15/35	5.500	3,043,888

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITIES
$1,525	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA, Aaa)	04/15/29	6.703	$1,538,277
810	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM#	(AAA, Aaa)	07/10/38	5.912	850,822
1,932	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#	(AAA, Aaa)	06/25/36	5.850	1,951,493
1,820	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA, Aaa)	04/15/30	5.150	1,805,179
772	Master Specialized Loan Trust, Series 2005-3, Class A2#	(AAA, Aaa)	11/25/35	5.704	765,048
1,030	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM#	(AAA, Aaa)	05/12/39	5.660	1,063,341
1,550	Morgan Stanley Capital I, Series 2006-T23, Class AM#	(AAA, Aaa)	08/12/41	5.810	1,618,165
1,478	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA, Aaa)	02/25/36	5.677	1,480,819
TOTAL MORTGAGE BACKED SECURITIES (Cost $55,586,130)					55,952,889
FOREIGN BONDS (2.5%)
Commercial Services (0.2%)
180	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	185,400
Electric (0.3%)
220	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A-, Baa1)	04/15/11	7.875	234,586
Insurance (0.2%)
190	Everest Reinsurance Holdings, Global Notes (Bermuda)	(A-, A3)	10/15/14	5.400	187,341
Miscellaneous Manufacturing (0.6%)
500	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+, Baa3)	10/15/11	6.375	525,445
Oil & Gas (0.7%)
125	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+, Baa1)	07/15/11	6.700	131,057
430	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia)‡	(A-, A1)	08/15/15	7.750	502,905
					633,962
Pipelines (0.2%)
160	TransCanada PipeLines, Ltd., Yankee Bonds (Canada)	(A-, A2)	01/15/15	4.875	154,553
Telecommunications (0.3%)
245	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	238,263
TOTAL FOREIGN BONDS (Cost $2,171,886)					2,159,550
UNITED STATES TREASURY OBLIGATION (0.1%)
95	United States Treasury Notes§ (Cost $99,180)	(AAA, Aaa)	02/15/31	5.375	103,171

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

October 31, 2006

Number of Shares		Value
WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09‡	$1
Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^	0
TOTAL WARRANTS (Cost $3,300)		1
SHORT-TERM INVESTMENTS (53.3%)
2,682,503	State Street Navigator Prime Portfolio§§	2,682,503

Par (000)		Maturity	Rate%
$18,900	Federal Home Loan Bank Discount Notes ‡‡	11/10/06	5.115	18,876,139
24,044	State Street Bank and Trust Co. Euro Time Deposit ^^	11/01/06	4.100	24,044,000
235	United States Treasury Bills	11/09/06	5.012	234,741
TOTAL SHORT-TERM INVESTMENTS (Cost $45,837,383)				45,837,383
TOTAL INVESTMENTS AT VALUE (139.8%) (Cost $119,891,616)				120,223,143
LIABILITIES IN EXCESS OF OTHER ASSETS (-39.8%)				(34,242,281)
NET ASSETS (100.0%)				$85,980,862

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

TBA = To Be Announced

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $2,997,622 or 3.5% of net assets.

‡‡  Collateral segregated for futures contracts.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^  Collateral segregated for TBA securities.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2006.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments at value, including collateral for securities on loan of $2,682,503 (Cost $119,891,616) (Note 2)	$120,223,143[1]
Cash	219
Receivable for fund shares sold	38,203
Interest receivable	463,295
Variation margin receivable (Note 2)	57,396
Prepaid expenses and other assets	26,330
Total Assets	120,808,586
Liabilities
Advisory fee payable (Note 3)	21,978
Administrative services fee payable (Note 3)	16,157
Shareholder servicing/Distribution fee payable (Note 3)	39,195
Payable for investments purchased	31,778,428
Payable upon return of securities loaned (Note 2)	2,682,503
Payable for fund shares redeemed	168,989
Dividend payable	49,741
Trustees' fee payable	7,586
Other accrued expenses payable	63,147
Total Liabilities	34,827,724
Net Assets
Capital stock, $0.001 par value (Note 6)	8,897
Paid-in capital (Note 6)	106,222,298
Undistributed net investment income	92,345
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(20,791,810)
Net unrealized appreciation from investments, futures contracts, and foreign currency translations	449,132
Net Assets	$85,980,862
Common Shares
Net assets	$55,214,796
Shares outstanding	5,715,743
Net asset value, offering price, and redemption price per share	$9.66
Advisor Shares
Net assets	$10,544,553
Shares outstanding	1,091,026
Net asset value, offering price, and redemption price per share	$9.66
A Shares
Net assets	$12,141,991
Shares outstanding	1,255,152
Net asset value and redemption price per share	$9.67
Maximum offering price per share (net asset value/(1-4.75%))	$10.15
B Shares
Net assets	$4,785,983
Shares outstanding	494,537
Net asset value and offering price per share	$9.68
C Shares
Net assets	$3,293,539
Shares outstanding	340,479
Net asset value and offering price per share	$9.67

1  Including $2,628,630 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statement of Operations

For the Year Ended October 31, 2006

Investment Income (Note 2)
Interest	$5,760,051
Securities lending	12,893
Total investment income	5,772,944
Expenses
Investment advisory fees (Note 3)	525,854
Administrative services fees (Note 3)	190,699
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	47,737
Class A	36,924
Class B	48,517
Class C	26,268
Transfer agent fees (Note 3)	123,458
Registration fees	74,447
Printing fees (Note 3)	35,412
Legal fees	33,726
Custodian fees	33,282
Audit and tax fees	25,611
Trustees' fees	24,816
Insurance expense	9,381
Commitment fees (Note 4)	2,661
Interest expense (Note 4)	788
Miscellaneous expense	9,020
Total expenses	1,248,601
Less: fees waived (Note 3)	(352,961)
Net expenses	895,640
Net investment income	4,877,304
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, and Foreign Currency Related Items
Net realized loss from investments	(3,070,803)
Net realized loss from futures contracts	(320,099)
Net realized loss on foreign currency transactions	(100,254)
Net change in unrealized appreciation (depreciation) from investments	2,297,069
Net change in unrealized appreciation (depreciation) from futures contracts	125,222
Net change in unrealized appreciation (depreciation) from foreign currency translations	59,228
Net realized and unrealized loss from investments, futures contracts, and foreign currency related items	(1,009,637)
Net increase in net assets resulting from operations	$3,867,667

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment income	$4,877,304	$6,178,103
Net realized gain (loss) from investments, futures contracts, options written, swap contracts and foreign currency transactions	(3,491,156)	1,039,463
Net change in unrealized appreciation (depreciation) from investments, futures contracts, options written, swap contracts and foreign currency translations	2,481,519	(5,308,367)
Net increase in net assets resulting from operations	3,867,667	1,909,199
From Dividends
Dividends from net investment income
Common Class shares	(3,404,246)	(4,654,537)
Advisor Class shares	(545,506)	(593,241)
Class A shares	(860,042)	(1,100,776)
Class B shares	(243,223)	(232,010)
Class C shares	(139,225)	(103,546)
Net decrease in net assets resulting from dividends	(5,192,242)	(6,684,110)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	10,676,222	21,591,938
Reinvestment of dividends	4,503,929	6,020,069
Net asset value of shares redeemed	(67,459,250)	(54,794,544)
Net decrease in net assets from capital share transactions	(52,279,099)	(27,182,537)
Net decrease in net assets	(53,603,674)	(31,957,448)
Net Assets
Beginning of year	139,584,536	171,541,984
End of year	$85,980,862	$139,584,536
Undistributed net investment income	$92,345	$418,248

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of year	$9.76	$10.07	$9.84	$9.42	$10.33
INVESTMENT OPERATIONS
Net investment income	0.46[2]	0.40	0.32[2]	0.37[2]	0.50
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.07)	(0.28)	0.25	0.49	(0.91)
Total from investment operations	0.39	0.12	0.57	0.86	(0.41)
LESS DIVIDENDS
Dividends from net investment income	(0.49)	(0.43)	(0.34)	(0.44)	(0.50)
Net asset value, end of year	$9.66	$9.76	$10.07	$9.84	$9.42
Total return[3]	4.14%	1.21%	5.95%	9.19%	(4.07)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$55,215	$91,916	$113,947	$129,743	$194,688
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	4.79%	4.01%	3.27%	3.82%	4.90%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%	0.27%	0.29%	0.28%	0.22%
Portfolio turnover rate	357%	354%	385%	434%	385%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of year	$9.76	$10.07	$9.84	$9.42	$10.33
INVESTMENT OPERATIONS
Net investment income	0.42[2]	0.35[2]	0.28[2]	0.33[2]	0.47
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.07)	(0.28)	0.24	0.49	(0.91)
Total from investment operations	0.35	0.07	0.52	0.82	(0.44)
LESS DIVIDENDS
Dividends from net investment income	(0.45)	(0.38)	(0.29)	(0.40)	(0.47)
Net asset value, end of year	$9.66	$9.76	$10.07	$9.84	$9.42
Total return[3]	3.70%	0.69%	5.42%	8.77%	(4.31)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$10,545	$14,007	$16,912	$19,990	$25,650
Ratio of expenses to average net assets	1.11%	1.20%	1.20%	1.09%	0.95%
Ratio of net investment income to average net assets	4.38%	3.51%	2.78%	3.42%	4.65%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%	0.27%	0.29%	0.28%	0.22%
Portfolio turnover rate	357%	354%	385%	434%	385%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of year	$9.77	$10.08	$9.85	$9.42	$10.33
INVESTMENT OPERATIONS
Net investment income	0.44[2]	0.38[2]	0.30[2]	0.18[2]	0.48
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.07)	(0.28)	0.25	0.66	(0.91)
Total from investment operations	0.37	0.10	0.55	0.84	(0.43)
LESS DIVIDENDS
Dividends from net investment income	(0.47)	(0.41)	(0.32)	(0.41)	(0.48)
Net asset value, end of year	$9.67	$9.77	$10.08	$9.85	$9.42
Total return[3]	3.91%	0.94%	5.68%	9.03%	(4.27)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$12,142	$23,548	$30,050	$33,556	$3,829
Ratio of expenses to average net assets	0.91%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.58%	3.76%	3.03%	1.83%	4.54%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%	0.27%	0.29%	0.28%	0.25%
Portfolio turnover rate	357%	354%	385%	434%	385%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of year	$9.77	$10.07	$9.84	$9.42	$10.33
INVESTMENT OPERATIONS
Net investment lncome	0.38[2]	0.30[2]	0.23[2]	0.26[2]	0.40
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)	(0.28)	0.25	0.50	(0.91)
Total from investment operations	0.32	0.02	0.48	0.76	(0.51)
LESS DIVIDENDS
Dividends from net investment income	(0.41)	(0.32)	(0.25)	(0.34)	(0.40)
Net asset value, end of year	$9.68	$9.77	$10.07	$9.84	$9.42
Total return[3]	3.33%	0.23%	4.90%	8.11%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,786	$6,861	$7,385	$8,395	$5,149
Ratio of expenses to average net assets	1.53%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.96%	3.01%	2.28%	2.65%	3.76%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%	0.27%	0.29%	0.28%	0.24%
Portfolio turnover rate	357%	354%	385%	434%	385%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of year	$9.76	$10.06	$9.84	$9.42	$10.33
INVESTMENT OPERATIONS
Net investment Income	0.39[2]	0.30[2]	0.22[2]	0.24[2]	0.40
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.07)	(0.28)	0.25	0.52	(0.91)
Total from investment operations	0.32	0.02	0.47	0.76	(0.51)
LESS DIVIDENDS
Dividends from net investment income	(0.41)	(0.32)	(0.25)	(0.34)	(0.40)
Net asset value, end of year	$9.67	$9.76	$10.06	$9.84	$9.42
Total return[3]	3.33%	0.22%	4.79%	8.11%	(5.03)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,294	$3,253	$3,247	$2,381	$1,033
Ratio of expenses to average net assets	1.53%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.96%	3.01%	2.25%	2.45%	3.81%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%	0.27%	0.29%	0.28%	0.23%
Portfolio turnover rate	357%	354%	385%	434%	385%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Notes to Financial Statements

October 31, 2006

Note 1. Organization

Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the Prospectus. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2006, the Fund had no open forward foreign currency contracts.

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2006, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	18	12/29/06	$3,670,111	$3,679,312	$9,201
U.S. Treasury 5 Year Notes Futures	90	12/29/06	9,492,620	9,500,625	8,005
U.S. Treasury 20 Year Notes Futures	59	12/19/06	6,543,573	6,646,719	103,146
			$19,706,304	$19,826,656	$120,352
U.S. Treasury 10 Year Notes Futures	(17)	12/19/06	(1,836,972)	(1,839,719)	(2,747)
			$17,869,332	$17,986,937	$117,605

K) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss may be substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. At October 31, 2006 the Fund had no outstanding options contracts.

L) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2006 the Fund had no outstanding swap contracts.

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. For the year ended October 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $327,134 of which $309,681 was rebated to borrowers (brokers). The Fund retained $12,893 in income from the cash collateral investment and SSB, as lending agent, was paid $4,560. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

N) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived were $525,854 and $352,961, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were $105,170. Effective

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $85,529.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2006, the Fund reimbursed Credit Suisse $76,916 which is included in the Fund's transfer agent expense.

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Fund that it retained $1,078 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid $371 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 4. Line of Credit

and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$6,300,000	4.5%	$6,300,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investment Securities	US Government/Agency Obligations
Purchases	$382,767,089	$318,565,522
Sales	429,240,551	381,673,441

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	591,116	$5,708,449	1,394,428	$13,918,007
Shares issued in reinvestment of dividends	334,282	3,223,987	448,576	4,472,812
Shares redeemed	(4,628,728)	(44,753,403)	(3,743,793)	(37,189,296)
Net decrease	(3,703,330)	$(35,820,967)	(1,900,789)	$(18,798,477)

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	59,036	$566,398	96,119	$963,952
Shares issued in reinvestment of dividends	40,858	394,058	39,677	395,807
Shares redeemed	(443,869)	(4,293,804)	(380,991)	(3,798,421)
Net decrease	(343,975)	$(3,333,348)	(245,195)	$(2,438,662)
	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	264,490	$2,542,995	408,841	$4,083,934
Shares issued in reinvestment of dividends	75,392	728,335	99,331	991,846
Shares redeemed	(1,494,975)	(14,460,060)	(1,080,370)	(10,809,405)
Net decrease	(1,155,093)	$(11,188,730)	(572,198)	$(5,733,625)
	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	98,675	$953,010	161,583	$1,609,981
Shares issued in reinvestment of dividends	13,906	134,303	13,756	137,286
Shares redeemed	(320,462)	(3,094,608)	(206,573)	(2,063,868)
Net decrease	(207,881)	$(2,007,295)	(31,234)	$(316,601)
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	94,197	$905,370	101,683	$1,016,064
Shares issued in reinvestment of dividends	2,411	23,246	2,238	22,318
Shares redeemed	(89,331)	(857,375)	(93,435)	(933,554)
Net increase	7,277	$71,241	10,486	$104,828

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	63%
Advisor Class	4	25%
Class A	2	50%
Class B	1	27%
Class C	2	82%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2006 and 2005, respectively by the Fund were as follows:

Ordinary Income
2006	2005
$5,192,242	$6,684,110

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. The differences are primarily due to losses deferred on wash sales and mark to market of futures contracts.

At October 31, 2006, the components of distributable earnings on a tax basis by the Fund were as follows:

Undistributed net investment income	$92,345
Accumulated net realized loss	(20,661,251)
Unrealized appreciation	318,573
$(20,250,333)

At October 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2014
$17,350,725	$3,310,526

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Federal Income Taxes

During the tax year ended October 31, 2006, the Fund did not utilize the capital loss carryforward.

At October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $119,904,571, $584,563, $(265,991) and $318,572, respectively.

At October 31, 2006, the Fund reclassified $10,965 to accumulated net realized loss from investments from accumulated net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of defaulted bonds, paydowns and foreign currency transactions. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

October 31, 2006

FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Note 10. Liquidation

On December 18, 2006, Fixed Income Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 21, 2006.

Credit Suisse Fixed Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 10 to the financial statements, on December 18, 2006, Fixed Income Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated as of December 21, 2006.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 21, 2006

Credit Suisse Fixed Income Fund

Information Concerning Trustees and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustee

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Trustee, Nominating and Audit Committee Member	Since 1999	Currently retired	36	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Trustee, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Fixed Income Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustee

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Trustee, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Trustees, Nominating Committee Chairman and Audit Committee Member	Trustee since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Trustee

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Trustee	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

3   Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Fixed Income Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Fixed Income Fund

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2006 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

Credit Suisse Fixed Income Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  FI-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$21,434	$19,851

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,515

All Other Fees	--	--

Total	$27,023	$25,611

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$394,000	N/A

Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

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Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE FIXED INCOME FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

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